Stock Incentive Plan - Schedule of Activity in the Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of options outstanding	3,940,536	3,421,724
Number of options granted		541,208
Number of options cancelled	(293,615)	(22,396)
Number of options outstanding	3,646,921	3,940,536	3,421,724
Number of options vested and exercisable and expected to vest	3,433,227
Number of options vested and exercisable	3,371,096
Weighted - average exercise price outstanding	$ 8.46	$ 8.77
Weighted - average exercise price granted		6.5
Weighted - average exercise price cancelled	7.9	8.5
Weighted - average exercise price outstanding	8.50	$ 8.46	$ 8.77
Weighted - average exercise price outstanding vested and exercisable and expected to vest	8.54
Weighted - average exercise price outstanding vested and exercisable	$ 8.57
Weighted - average remaining contractual life (years) outstanding	6 years 10 months 24 days	8 years 4 months 24 days	9 years 2 months 12 days
Weighted - average remaining contractual life (years) vested and exercisable and expected to vest	6 years 8 months 12 days
Weighted - average remaining contractual life (years) vested and exercisable	6 years 9 months 18 days